Related-Party Transactions - Narrative (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	May 04, 2021 USD ($) tradingday $ / shares shares	Dec. 01, 2016 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 10, 2020 USD ($)
Related Party Transaction [Line Items]
Stock issued upon conversion (in shares) | shares	11,500,000
Reverse recapitalization, contingent consideration, stock price trigger (in dollars per share) | $ / shares	$ 12.00
Reverse recapitalization, lock-up agreement, lock up period	180 days
Payment of transaction costs	$ 57,000		$ 56,976
Note receivable from stockholder			0	$ 554
Operating lease cost			3,346
Lease expense				3,700
Private placement warrants
Related Party Transaction [Line Items]
Reverse recapitalization, contingent consideration, earnout period	30 days
Affiliated entity
Related Party Transaction [Line Items]
Operating lease cost			400
Lease expense				300	$ 500
Management
Related Party Transaction [Line Items]
Note receivable from stockholder			$ 600
Note receivable from stockholder, interest rate			8.00%
Investor | Credit Agreement | Line of credit
Related Party Transaction [Line Items]
Interest rate, paid in kind						2.00%
Investor | Credit Agreement | Line of credit | Prepaid prior to April 10, 2021 | Secured debt
Related Party Transaction [Line Items]
Early prepayment fee						2.00%
Investor | Credit Agreement | Line of credit | Prepaid between April 11, 2021 and April 10, 2022 | Secured debt
Related Party Transaction [Line Items]
Early prepayment fee						1.00%
Investor | Term A Loan | Line of credit | Secured debt
Related Party Transaction [Line Items]
Face amount						$ 30,000
Financial and management advisory services | Affiliated entity
Related Party Transaction [Line Items]
Monitoring fee, quarterly amount		$ 125
Monitoring fee, percentage of preceding 12-month EBITDA		1.25%
Transaction rate	1.00%
Related party, expiration period	12 months
Transaction amount			$ 200	$ 1,800	$ 1,800
Payment of transaction costs			$ 21,000
Financial and management advisory services | Minimum | Affiliated entity
Related Party Transaction [Line Items]
Transaction rate		1.00%
Financial and management advisory services | Maximum | Affiliated entity
Related Party Transaction [Line Items]
Transaction rate		2.00%
LCP
Related Party Transaction [Line Items]
Reverse recapitalization, threshold percentage to designate one director	10.00%
Reverse recapitalization, threshold percentage to designate two directors	15.00%
Reverse recapitalization, threshold percentage to designate three directors	40.00%
Reverse recapitalization, threshold percentage to designate one director on board	10.00%
Vesper Founders
Related Party Transaction [Line Items]
Reverse recapitalization, contingent consideration, earnout period	1 year
Reverse recapitalization, contingent consideration, threshold days | tradingday	20
Reverse recapitalization, contingent consideration, consecutive threshold days | tradingday	30
Reverse recapitalization, contingent consideration, commencement period	150 days